Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash	$ 712	$ 1,838	$ 3,378	$ 3,111
Total assets	712	1,838	3,378	3,111
Current liabilities:
Accounts payable and accrued liabilities	1,131,676	1,128,081	1,014,268	1,038,073
Promissory notes payable due to related parties	3,031,966	3,031,966	2,891,966	2,891,966
Promissory notes payable to unrelated parties	2,254,353	2,254,353	2,394,353	2,394,353
Interest payable	5,630,831	5,364,997	4,836,127	4,307,256
Lines of credit from related parties	20,472,110	19,310,707	17,261,650	15,347,842
Total liabilities	32,520,936	31,090,104	28,398,364	25,979,490
Stockholders' Deficit
Preferred stock Authorized: 500,000,000 (December 31, 2019 - 500,000,000) shares of preferred stock with a par value of $0.001 per share Shares issued and outstanding: Nil (December 31, 2019 - Nil) shares of preferred stock were issued and outstanding
Common stock Authorized: Authorized: 10,000,000,000 (December 31, 2019 - 10,000,000,000) shares of common stock with a par value of $0.001 per share Shares issued and outstanding: 270,777,909 shares of common stock (December 31, 2019 - 268,777,909 shares of common stock)	270,777	268,777	242,777	242,777
Additional paid-in capital	56,848,086	56,298,702	50,012,445	48,308,919
Accumulated deficit	(89,639,087)	(87,655,745)	(78,650,208)	(74,528,075)
Stockholders' deficit	(32,520,224)	(31,088,266)	(28,394,986)	(25,976,379)
Total liabilities and stockholders' deficit	$ 712	$ 1,838	$ 3,378	$ 3,111